Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - AEA-Bridges Impact Corp - USD ($)	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	$ 8,800,000	$ 22,700,000	$ 30,800,000
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 4,620,000	$ 11,917,500	$ 16,170,000